Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases
Schedule of outstanding principal balances on finance lease facility

	As at
In thousands of U.S. Dollars	September 30, 2022	December 31, 2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	—	10,747
CMBFL Leases No.1 to 4	28,313	65,187
Ocean Yield ASA	38,393	50,320
Japanese Lease No.4	16,055	19,942
China Huarong Leases	—	37,385
CMBFL / Shandong	61,367	65,625
Finance lease obligations	144,128	270,883
Amounts representing interest and deferred finance fees	(16,149)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	127,979	226,455
Current portion of finance lease obligations	84,696	21,783
Current portion of deferred finance fees	(843)	(699)
Non-current portion of finance lease obligations	44,842	207,592
Non-current portion of deferred finance fees	(716)	(2,221)
Total finance lease obligations, net of deferred finance fees	127,979	226,455

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As at
In thousands of U.S. Dollars	September 30, 2022
2022	84,195
2023	5,694
2024	5,710
2025	5,695
2026	5,486
2027 - 2030	37,348
Finance lease obligations	144,128
Amounts representing interest and deferred finance fees	(16,149)
Finance lease obligations, net of interest and deferred finance fees	127,979

(1) Three-month period ending December 31, 2022